UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-21949

DWS High Income Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS High Income Opportunities Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 119.0%
Consumer Discretionary 28.4%
313 Group, Inc., 144A, 6.375%, 12/1/2019		375,000	371,719
AMC Networks, Inc., 7.75%, 7/15/2021		165,000	188,925
AutoNation, Inc., 6.75%, 4/15/2018		270,000	305,100
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		700,000	773,500
Block Communications, Inc., 144A, 7.25%, 2/1/2020		715,000	759,687
Cablevision Systems Corp., 7.75%, 4/15/2018		4,035,000	4,488,937
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		695,000	689,788
10.0%, 12/15/2018		970,000	642,625
11.25%, 6/1/2017		3,900,000	4,177,875
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		400,000	422,000
CCO Holdings LLC:
5.25%, 9/30/2022		2,645,000	2,678,062
6.625%, 1/31/2022		840,000	917,700
7.0%, 1/15/2019		235,000	253,506
7.25%, 10/30/2017		1,110,000	1,209,900
7.375%, 6/1/2020		100,000	111,000
7.875%, 4/30/2018		6,300,000	6,780,375
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		210,000	209,475
Cequel Communications Holdings I LLC:
144A, 6.375%, 9/15/2020		2,070,000	2,155,387
144A, 8.625%, 11/15/2017		3,385,000	3,621,950
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		130,000	127,725
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		245,000	251,738
Series B, 144A, 6.5%, 11/15/2022		665,000	689,937
Series A, 7.625%, 3/15/2020		105,000	104,738
Series B, 7.625%, 3/15/2020		1,065,000	1,072,987
Crown Media Holdings, Inc., 10.5%, 7/15/2019		275,000	309,719
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		245,000	240,713
DineEquity, Inc., 9.5%, 10/30/2018		1,115,000	1,266,919
DISH DBS Corp.:
6.75%, 6/1/2021		145,000	165,300
7.125%, 2/1/2016		2,500,000	2,800,000
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		370,000	378,325
Harron Communications LP, 144A, 9.125%, 4/1/2020		520,000	569,400
Hertz Corp.:
6.75%, 4/15/2019		45,000	49,106
144A, 6.75%, 4/15/2019		405,000	441,956
7.5%, 10/15/2018		6,000,000	6,630,000
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		210,000	211,838
Levi Strauss & Co., 7.625%, 5/15/2020		825,000	899,250
Libbey Glass, Inc., 6.875%, 5/15/2020		240,000	258,000
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		505,000	558,656
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		800,000	814,000
Mediacom LLC, 7.25%, 2/15/2022		200,000	215,000
MGM Resorts International:
6.625%, 12/15/2021		1,100,000	1,100,000
144A, 6.75%, 10/1/2020		160,000	163,400
7.5%, 6/1/2016		550,000	589,875
7.625%, 1/15/2017		385,000	411,950
144A, 8.625%, 2/1/2019		1,585,000	1,767,275
10.0%, 11/1/2016		445,000	515,088
National CineMedia LLC:
6.0%, 4/15/2022		400,000	424,000
7.875%, 7/15/2021		465,000	514,988
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		390,000	410,475
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		570,000	587,100
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	743,700
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		105,000	107,888
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		375,000	395,156
Regal Entertainment Group, 9.125%, 8/15/2018		350,000	390,250
Royal Caribbean Cruises Ltd., 5.25%, 11/15/2022		280,000	296,100
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		1,015,000	1,149,487
Sonic Automotive, Inc., 144A, 7.0%, 7/15/2022		195,000	213,525
Sotheby's, 144A, 5.25%, 10/1/2022		370,000	373,700
Stoneridge, Inc., 144A, 9.5%, 10/15/2017		5,100,000	5,431,500
UCI International, Inc., 8.625%, 2/15/2019		235,000	232,944
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,430,000	1,476,475
144A, 7.5%, 3/15/2019		825,000	907,500
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	1,595,000	2,356,907
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		110,000	114,400
144A, 8.5%, 5/15/2021		135,000	139,388
UPC Holding BV:
144A, 8.375%, 8/15/2020 EUR		580,000	858,971
144A, 9.75%, 4/15/2018 EUR		795,000	1,121,767
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		375,000	405,000
Visant Corp., 10.0%, 10/1/2017		1,220,000	1,094,950
Visteon Corp., 6.75%, 4/15/2019		738,000	785,970
XM Satellite Radio, Inc., 144A, 7.625%, 11/1/2018		3,000,000	3,345,000
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		320,000	345,600

			77,583,147
Consumer Staples 2.8%
Alliance One International, Inc., 10.0%, 7/15/2016		500,000	526,250
Constellation Brands, Inc., 6.0%, 5/1/2022		180,000	206,100
Darling International, Inc., 8.5%, 12/15/2018		785,000	901,769
Del Monte Corp., 7.625%, 2/15/2019		810,000	844,425
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		215,000	228,437
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		295,000	312,700
NBTY, Inc., 9.0%, 10/1/2018		1,540,000	1,740,200
Pilgrim's Pride Corp., 7.875%, 12/15/2018		265,000	268,644
Smithfield Foods, Inc., 6.625%, 8/15/2022		475,000	524,875
Tops Holding Corp.:
144A, 8.875%, 12/15/2017		180,000	186,750
10.125%, 10/15/2015		1,195,000	1,260,725
TreeHouse Foods, Inc., 7.75%, 3/1/2018		225,000	244,125
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		385,000	392,700

			7,637,700
Energy 10.6%
Access Midstream Partners LP:
4.875%, 5/15/2023		455,000	461,825
6.125%, 7/15/2022		615,000	662,662
Arch Coal, Inc., 7.0%, 6/15/2019		220,000	204,600
BreitBurn Energy Partners LP, 144A, 7.875%, 4/15/2022		370,000	383,875
Chaparral Energy, Inc.:
144A, 7.625%, 11/15/2022		215,000	223,600
9.875%, 10/1/2020		1,750,000	1,990,625
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		400,000	377,000
Continental Resources, Inc., 5.0%, 9/15/2022		330,000	355,575
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		1,155,000	1,198,312
Crosstex Energy LP, 144A, 7.125%, 6/1/2022		195,000	203,288
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		780,000	826,800
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		510,000	520,200
EP Energy LLC:
6.875%, 5/1/2019		635,000	688,975
7.75%, 9/1/2022		165,000	174,900
9.375%, 5/1/2020		145,000	163,488
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		790,000	783,087
EV Energy Partners LP, 8.0%, 4/15/2019		1,595,000	1,692,694
Frontier Oil Corp., 6.875%, 11/15/2018		630,000	677,250
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		295,000	318,600
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		205,000	219,350
Linn Energy LLC:
144A, 6.25%, 11/1/2019		815,000	819,075
6.5%, 5/15/2019		240,000	242,400
MarkWest Energy Partners LP, 5.5%, 2/15/2023		480,000	520,800
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		990,000	1,032,075
144A, 6.5%, 3/15/2021		435,000	457,838
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		210,000	223,125
Newfield Exploration Co., 5.75%, 1/30/2022		770,000	847,000
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,010,000	1,030,200
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		300,000	318,750
7.25%, 2/1/2019		715,000	768,625
Offshore Group Investment Ltd.:
144A, 7.5%, 11/1/2019		530,000	535,300
11.5%, 8/1/2015		52,000	56,680
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		320,000	267,200
Plains Exploration & Production Co.:
6.125%, 6/15/2019		430,000	468,700
6.75%, 2/1/2022		975,000	1,094,437
6.875%, 2/15/2023		940,000	1,073,950
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	622,913
SandRidge Energy, Inc., 7.5%, 3/15/2021		240,000	256,800
SESI LLC:
6.375%, 5/1/2019		440,000	470,800
7.125%, 12/15/2021		1,280,000	1,424,000
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		265,000	271,625
Swift Energy Co.:
7.875%, 3/1/2022		785,000	820,325
144A, 7.875%, 3/1/2022		465,000	485,925
Tesoro Corp.:
4.25%, 10/1/2017		400,000	414,000
5.375%, 10/1/2022		280,000	298,200
Venoco, Inc., 8.875%, 2/15/2019		560,000	525,000
WPX Energy, Inc.:
5.25%, 1/15/2017		845,000	895,700
6.0%, 1/15/2022		620,000	668,050

			29,036,199
Financials 17.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,300,000	1,365,000
Ally Financial, Inc.:
5.5%, 2/15/2017		700,000	748,834
6.25%, 12/1/2017		7,000,000	7,750,519
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		185,000	190,550
Altice Financing SA, 144A, 7.875%, 12/15/2019		420,000	444,150
AmeriGas Finance LLC:
6.75%, 5/20/2020		200,000	219,500
7.0%, 5/20/2022		200,000	222,500
Antero Resources Finance Corp.:
7.25%, 8/1/2019		540,000	588,600
9.375%, 12/1/2017		225,000	246,938
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		868,600	916,373
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,355,000	1,470,175
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		375,000	375,000
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		460,000	460,000
CIT Group, Inc., 5.25%, 3/15/2018		1,045,000	1,118,150
CNH Capital LLC, 144A, 3.875%, 11/1/2015		750,000	773,437
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		750,000	819,375
E*TRADE Financial Corp.:
6.375%, 11/15/2019		535,000	548,375
6.75%, 6/1/2016		680,000	715,700
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		220,000	243,650
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		780,000	860,680
5.875%, 8/2/2021		560,000	652,141
6.625%, 8/15/2017		1,000,000	1,168,466
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		405,000	434,869
144A, 5.875%, 1/31/2022		355,000	385,175
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		235,000	251,450
144A, 6.5%, 9/15/2018		210,000	234,675
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		175,000	178,063
8.875%, 2/1/2018		4,220,000	4,336,050
International Lease Finance Corp.:
5.75%, 5/15/2016		205,000	216,088
6.25%, 5/15/2019		605,000	644,325
8.625%, 1/15/2022		565,000	697,775
8.75%, 3/15/2017		1,840,000	2,125,200
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		710,000	741,950
8.125%, 7/1/2019		375,000	408,750
8.625%, 7/15/2020		295,000	327,450
MPT Operating Partnership LP, (REIT)
6.375%, 2/15/2022		335,000	351,750
6.875%, 5/1/2021		550,000	596,750
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		305,000	319,488
144A, 5.875%, 3/15/2022		505,000	535,300
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		280,000	278,600
NII Capital Corp., 7.625%, 4/1/2021		375,000	284,063
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		672,000	777,000
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		730,000	740,950
Reynolds Group Issuer, Inc.:
144A, 5.75%, 10/15/2020		745,000	769,212
8.5%, 5/15/2018		3,715,000	3,807,875
9.875%, 8/15/2019		115,000	123,050
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		200,000	229,000
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		755,000	838,050
144A, 8.5%, 2/15/2019		315,000	355,950
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		210,000	210,000
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		325,000	323,375
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		470,000	474,700
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,090,000	2,238,912
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	445,500
Virgin Media Finance PLC, 4.875%, 2/15/2022		475,000	485,688
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		685,000	693,562
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		190,000	200,450

			47,959,158
Health Care 6.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		955,000	1,012,300
Biomet, Inc.:
144A, 6.5%, 8/1/2020		655,000	695,937
144A, 6.5%, 10/1/2020		185,000	183,844
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,160,000	2,251,800
7.125%, 7/15/2020		1,230,000	1,313,025
HCA Holdings, Inc., 7.75%, 5/15/2021		1,275,000	1,383,375
HCA, Inc.:
5.875%, 3/15/2022		500,000	543,750
6.5%, 2/15/2020		2,155,000	2,424,375
7.5%, 2/15/2022		1,615,000	1,849,175
7.875%, 2/15/2020		2,110,000	2,347,375
Hologic, Inc., 144A, 6.25%, 8/1/2020		385,000	414,838
IMS Health, Inc., 144A, 6.0%, 11/1/2020		465,000	487,087
Mylan, Inc., 144A, 7.875%, 7/15/2020		250,000	295,440
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		295,000	323,763
STHI Holding Corp., 144A, 8.0%, 3/15/2018		325,000	351,813
Tenet Healthcare Corp., 6.25%, 11/1/2018		975,000	1,070,062

			16,947,959
Industrials 13.2%
Accuride Corp., 9.5%, 8/1/2018		6,000,000	5,790,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		920,000	975,200
Air Lease Corp., 5.625%, 4/1/2017		850,000	901,000
BE Aerospace, Inc., 6.875%, 10/1/2020		6,910,000	7,687,375
Belden, Inc., 144A, 5.5%, 9/1/2022		660,000	678,150
Bombardier, Inc., 144A, 5.75%, 3/15/2022		815,000	837,412
Briggs & Stratton Corp., 6.875%, 12/15/2020		305,000	345,031
Building Materials Corp. of America, 144A, 7.5%, 3/15/2020		6,000,000	6,600,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019		820,000	779,000
CHC Helicopter SA, 9.25%, 10/15/2020		885,000	931,462
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		475,000	491,625
Ducommun, Inc., 9.75%, 7/15/2018		320,000	344,000
DynCorp International, Inc., 10.375%, 7/1/2017		1,500,000	1,372,500
Florida East Coast Railway Corp., 8.125%, 2/1/2017		435,000	461,100
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		375,000	388,125
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		535,000	581,813
7.125%, 3/15/2021		110,000	119,625
Interline Brands, Inc., 7.5%, 11/15/2018		200,000	216,000
Iron Mountain, Inc., 5.75%, 8/15/2024		670,000	678,375
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		725,000	739,500
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		770,000	669,900
8.875%, 11/1/2017		1,035,000	1,032,412
Ply Gem Industries, Inc., 144A, 9.375%, 4/15/2017		160,000	170,400
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		955,000	1,021,850
United Rentals North America, Inc.:
144A, 5.75%, 7/15/2018		690,000	743,475
6.125%, 6/15/2023		45,000	47,475
144A, 7.375%, 5/15/2020		565,000	620,088
144A, 7.625%, 4/15/2022		565,000	631,388
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	212,000

			36,066,281
Information Technology 6.8%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		470,000	477,050
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,605,000	1,500,675
CDW LLC, 8.5%, 4/1/2019		3,210,000	3,474,825
CommScope, Inc., 144A, 8.25%, 1/15/2019		940,000	1,029,300
CyrusOne LP, 144A, 6.375%, 11/15/2022		185,000	192,863
eAccess Ltd., 144A, 8.25%, 4/1/2018		315,000	352,800
Equinix, Inc.:
7.0%, 7/15/2021		440,000	488,400
8.125%, 3/1/2018		230,000	253,575
Fidelity National Information Services, Inc.:
5.0%, 3/15/2022		205,000	219,862
7.625%, 7/15/2017		105,000	114,188
First Data Corp.:
144A, 6.75%, 11/1/2020		1,305,000	1,318,050
144A, 7.375%, 6/15/2019		475,000	491,625
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,995,000	2,179,537
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		850,000	937,125
7.625%, 6/15/2021		435,000	494,812
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		355,000	353,225
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	4,162,500
SunGard Data Systems, Inc., 144A, 6.625%, 11/1/2019		470,000	480,575

			18,520,987
Materials 9.7%
APERAM:
144A, 7.375%, 4/1/2016		405,000	377,663
144A, 7.75%, 4/1/2018		495,000	435,600
Berry Plastics Corp.:
8.25%, 11/15/2015		1,225,000	1,280,125
9.75%, 1/15/2021		1,290,000	1,486,725
Continental Rubber of America Corp., 144A, 4.5%, 9/15/2019		295,000	301,901
Crown Americas LLC, 6.25%, 2/1/2021		105,000	115,106
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		3,345,000	3,027,225
144A, 9.875%, 6/15/2015		195,000	133,575
Exopack Holding Corp., 10.0%, 6/1/2018		435,000	393,675
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017		605,000	617,100
144A, 6.875%, 4/1/2022		435,000	444,788
144A, 7.0%, 11/1/2015		635,000	666,750
144A, 8.25%, 11/1/2019		520,000	553,800
Huntsman International LLC:
144A, 4.875%, 11/15/2020		420,000	424,725
8.625%, 3/15/2020		585,000	662,512
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		555,000	541,125
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		700,000	743,750
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		1,035,000	1,073,812
144A, 8.75%, 6/1/2020		315,000	344,138
JMC Steel Group, 144A, 8.25%, 3/15/2018		325,000	339,625
Kaiser Aluminum Corp., 8.25%, 6/1/2020		490,000	534,100
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,180,000	1,224,250
Koppers, Inc., 7.875%, 12/1/2019		750,000	825,000
LyondellBasell Industries NV:
5.0%, 4/15/2019		615,000	679,575
6.0%, 11/15/2021		200,000	234,500
Molycorp, Inc., 144A, 10.0%, 6/1/2020		385,000	358,050
Momentive Performance Materials, Inc., 144A, 8.875%, 10/15/2020		260,000	262,600
Novelis, Inc.:
8.375%, 12/15/2017		1,595,000	1,758,487
8.75%, 12/15/2020		1,550,000	1,728,250
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		3,135,000	3,573,900
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		610,000	637,450
Polymer Group, Inc., 7.75%, 2/1/2019		590,000	632,775
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021		285,000	291,413

			26,704,070
Telecommunication Services 18.7%
Altice Finco SA, 144A, 9.875%, 12/15/2020		420,000	452,550
Cincinnati Bell, Inc., 8.25%, 10/15/2017		5,575,000	6,007,062
CPI International, Inc., 8.0%, 2/15/2018		500,000	488,125
Cricket Communications, Inc., 7.75%, 10/15/2020		4,005,000	4,085,100
Crown Castle International Corp., 144A, 5.25%, 1/15/2023		235,000	251,450
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		755,000	830,500
144A, 10.5%, 4/15/2018		1,170,000	1,287,000
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	214,000
144A, 8.25%, 9/1/2017		835,000	893,450
Frontier Communications Corp.:
7.125%, 1/15/2023		705,000	747,300
8.5%, 4/15/2020		1,900,000	2,185,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		5,000,000	5,437,500
7.5%, 4/1/2021		1,640,000	1,808,100
8.5%, 11/1/2019		1,100,000	1,232,000
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		3,191,718	3,391,200
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		55,000	58,575
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		2,200,000	2,337,500
7.875%, 9/1/2018		835,000	903,887
SBA Communications Corp., 144A, 5.625%, 10/1/2019		370,000	388,500
Sprint Nextel Corp.:
6.0%, 12/1/2016		3,710,000	4,034,625
9.125%, 3/1/2017		295,000	347,363
Syniverse Holdings, Inc., 9.125%, 1/15/2019		255,000	272,213
tw telecom Holdings, Inc., 144A, 5.375%, 10/1/2022		520,000	544,700
Windstream Corp.:
7.5%, 6/1/2022		315,000	333,900
7.5%, 4/1/2023		160,000	168,400
7.75%, 10/15/2020		355,000	383,400
7.75%, 10/1/2021		625,000	675,000
8.125%, 9/1/2018		10,500,000	11,471,250

			51,229,650
Utilities 5.1%
AES Corp.:
7.75%, 10/15/2015		1,930,000	2,166,425
8.0%, 10/15/2017		2,200,000	2,541,000
Calpine Corp., 144A, 7.875%, 7/31/2020		3,055,000	3,429,237
DPL, Inc., 6.5%, 10/15/2016		2,395,000	2,532,713
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,065,000	633,675
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		130,000	146,575
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		1,290,000	1,351,275
NRG Energy, Inc.:
7.625%, 1/15/2018		380,000	421,800
8.25%, 9/1/2020		580,000	649,600

			13,872,300

Total Corporate Bonds (Cost $309,038,893)			325,557,451
Government & Agency Obligation 0.5%
Sovereign Bond
Republic of Croatia, 144A, 6.25%, 4/27/2017 (Cost $1,114,086)		1,120,000	1,228,080
Loan Participations and Assignments 20.4%
Senior Loans *
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		827,925	841,379
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		798,000	803,538
Caesars Entertainment Operating Co., Term Loan B6, 5.46%, 1/26/2018		597,000	534,527
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		1,440,000	1,444,234
Clear Channel Communications, Inc., Term Loan B, 3.862%, 1/29/2016		477,436	395,749
Consolidated Precision Products Corp., Term Loan, 5.75%, 12/20/2019		1,960,000	1,969,800
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		4,885,725	4,920,926
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		605,000	625,041
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,946,281	1,952,665
First Data Corp.:
Term Loan B3, 2.75%, 9/24/2014		68,777	68,882
Term Loan B, 4.211%, 3/23/2018		3,987,082	3,801,104
Term Loan, 5.211%, 3/24/2017		4,815,000	4,741,258
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		4,770,000	4,811,737
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		4,967,730	5,017,408
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		826,286	835,970
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		1,377,981	1,383,645
NRG Energy, Inc., Term Loan B, 4.0%, 7/2/2018		1,124,293	1,138,279
Par Pharmaceutical Companies, Inc., Term Loan B, 5.0%, 9/30/2019		1,286,775	1,287,451
Petco Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		774,200	781,253
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		1,109,030	1,117,465
Term Loan B2, 4.25%, 8/7/2019		2,947,613	2,968,482
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		1,104,450	1,116,638
Plains Exploration & Production, 7 year Term Loan, 4.0%, 11/30/2019		1,290,000	1,297,263
QS0001 Corp., First Lien Term Loan, 5.0%, 11/1/2018		695,000	702,388
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		2,215,000	2,241,768
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		2,210,000	2,235,791
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		4,138,067	4,170,820
Univision Communications, Inc., Term Loan, 4.462%, 3/31/2017		747,489	736,628
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		303,258	306,450
Warner Chilcott Corp., Term Loan B1, 4.25%, 3/15/2018		836,853	845,660
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/2018		416,980	421,368
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018		555,000	562,806

Total Loan Participations and Assignments (Cost $55,543,010)			56,078,373

	Principal Amount ($)(a)	Value ($)
Preferred Security 0.4%
Financials
Citigroup, Inc., Series A, 5.95%, 1/30/2023 (b) (Cost $935,000)	935,000	946,688

Convertible Bond 0.0%
Industrials
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0% to 3/1/2026 (Cost $105,874)	120,000	111,975

	Shares	Value ($)
Preferred Stock 0.2%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $542,219)	585	574,598
Cash Equivalents 1.1%
Central Cash Management Fund, 0.15% (c) (Cost $2,881,525)	2,881,525	2,881,525

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $370,160,607) †	141.6	387,378,690
Notes Payable	(42.0)	(115,000,000)
Other Assets and Liabilities, Net	0.4	1,186,691

Net Assets	100.0	273,565,381

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2012.

†
The cost for federal income tax purposes was $370,160,607.  At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $17,218,083.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,515,388 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,297,305.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At December 31, 2012, the Fund had unfunded loan commitments of $549,528, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Tallgrass Energy Partners LP, Term Delay Draw, 10/25/2017	549,528	550,838	1,310

At December 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (d)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	705,0001	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	78,588	25,060	53,528
9/20/2012 12/20/2017	910,0002	5.0%	General Motors Co., 3.3%, 12/20/2017, BB+	83,154	67,209	15,945
Total unrealized appreciation					69,473

(d)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparty:
1	Credit Suisse
2	UBS AG

As of December 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	3,291,500	USD	4,360,912	1/30/2013	15,294	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Corporate Bonds	$—	$325,557,451	$—	$325,557,451
Government & Agency Obligations	—	1,228,080	—	1,228,080
Loan Participations and Assignments	—	56,078,373	—	56,078,373
Preferred Security	—	946,688	—	946,688
Convertible Bond	—	111,975	—	111,975
Preferred Stock	—	574,598	—	574,598
Short-Term Investments	2,881,525	—	—	2,881,525
Unfunded Loan Commitment	—	1,310	—	1,310
Derivatives(g) Credit Default Swaps	—	69,473	—	69,473
Forward Foreign Currency Contracts	—	15,294	—	15,294
Total	$2,881,525	$384,583,242	$—	$387,464,767

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$69,473	$—
Foreign Exchange Contracts	$—	$15,294

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Opportunities Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013